Fair Value Measurements 10-Q - Schedule of Assets and Liabilities Measured Fair Value - A PARADISE ACQUISITION CORP. (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments held in trust account		$ 203,318,154
A PARADISE ACQUISITION CORP.
Assets
Investments held in trust account	$ 205,105,918	203,318,154	$ 0
Quoted prices in active markets (level 1)
Assets
Investments held in trust account		203,318,154
Quoted prices in active markets (level 1) | A PARADISE ACQUISITION CORP.
Assets
Investments held in trust account	205,105,918	203,318,154
Significant other observable inputs (level 2)
Assets
Investments held in trust account		0
Significant other observable inputs (level 2) | A PARADISE ACQUISITION CORP.
Assets
Investments held in trust account	0	0
Significant other unobservable inputs (level 3)
Assets
Investments held in trust account		0
Significant other unobservable inputs (level 3) | A PARADISE ACQUISITION CORP.
Assets
Investments held in trust account	$ 0	$ 0